PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED STATEMENTS OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 55,005	$ 126,889	$ 131,240
Net cash provided by investing activities	(106,665)	(284,512)	(127,946)
Net cash used in financing activities	34,700	71,969	(347,334)
Cash, cash equivalents and restricted cash at beginning of year	491,260	547,612	921,100
Cash, cash equivalents and restricted cash at end of year	447,572	491,260	547,612
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(3,302)	(67,381)	117,398
Net cash provided by investing activities	8,272	13,931	11,575
Net cash used in financing activities	(13,241)	(31,179)	(522,057)
Net decrease in cash and cash equivalents	(8,271)	(22,271)	(393,084)
Cash, cash equivalents and restricted cash at beginning of year	11,801	34,072	427,156
Cash, cash equivalents and restricted cash at end of year	$ 3,530	$ 11,801	$ 34,072